Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
To determine net periodic benefit cost (income)
Increase (decrease) in discount rate			(0.62%)	2.11%
Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.39%		4.64%	5.26%	3.15%	2.55%
Rate of compensation increase			2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost			5.25%	3.40%	3.02%
Rate to determine interest cost			5.21%	2.67%	2.10%
Rate of compensation increase			2.75%	2.75%	2.75%
Expected return on plan assets			7.60%	7.00%	6.79%
Expected return on plan asset assumption to be used in future year (in hundredths)			7.60%
Increase (decrease) in discount rate	0.84%
Pension Plan [Member] | Forecast [Member]
To determine net periodic benefit cost (income)
Expected return on plan asset assumption to be used in future year (in hundredths)		7.30%
Increase (decrease) in discount rate		0.30%
Other postretirement benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate			4.71%	5.23%	3.06%
Rate of compensation increase			2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost			5.17%	3.43%	2.95%
Rate to determine interest cost			5.23%	2.74%	1.90%
Rate of compensation increase			2.75%	2.75%	2.75%